Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate governance practices. When making regular annual equity grants, the Compensation Committee’s practice is to approve them at its meetings in May and November of each year. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. We attempt to make equity awards during periods when we do not have material non-public
information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.

Award Timing Method	In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We attempt to make equity awards during periods when we do not have material non-public
information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false